Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (1,915,327)	$ (1,046,109)	$ (6,140,730)	$ (13,798,339)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	1,588	1,785	6,554	24,562
Non-cash lease expense	29,265	26,936	111,153	112,714
Share-based compensation	59,961	73,634	370,182	333,389
Issuance of common stock to vendors for services			73,000	212,003
Issuance of common stock for unexercised purchase option			50,000
Loss on extinguishment of debt			393,791
Change in fair value of convertible debt	(165,382)		(43,066)
Amortization of deferred issuance costs associated with convertible debt		10,242	12,518	41,538
Change in operating assets and liabilities:
Contracts and grants receivable	54,225	(102,878)	(56,124)	23,759
Prepaid expenses and other current assets	414,138	60,894	(591,805)	8,694
Research and development incentives receivable	17,379	98,456	90,016	73,374
Operating lease liability	(29,359)	(26,256)	(108,948)	(111,122)
Accounts payable and accrued expenses	391,929	(970,757)	(2,685,073)	396,651
Accrued compensation	(200,899)	(292,200)	(85,577)	33,756
Net cash used in operating activities	(1,342,482)	(2,166,253)	(8,604,109)	(12,649,021)
Investing activities:
Purchases of office furniture and equipment				(13,073)
Net cash used in investing activities				(13,073)
Financing activities:
Proceeds from issuance of common stock pursuant to B. Riley At Market Issuance Sales Agreement		70,730	3,091,462	79,354
Proceeds from issuance of common stock and pre-funded warrants pursuant to public offering			8,495,817
Convertible debt repayments		(1,000,000)	(7,000,000)
Net cash used in financing activities	(8,992)	(931,558)	3,663,506	76,821
Effect of exchange rate on cash and cash equivalents	(3,136)	4,046	27,146	(99,009)
Net decrease in cash and cash equivalents	(1,354,610)	(3,093,765)	(4,913,457)	(12,684,282)
Cash and cash equivalents at beginning of period	8,446,158	13,359,615	13,359,615	26,043,897
Cash and cash equivalents at end of period	7,091,548	10,265,850	8,446,158	13,359,615
Supplemental information:
Cash paid for state income taxes	17,965	2,110	20,730	16,043
Cash paid for interest	64,047	213,490	552,058	857,411
Cash paid for lease liabilities:
Operating lease	34,100	33,325	133,817	133,300
Non-cash investing and financing activities:
Right-of-use assets and lease liabilities recorded				347,546
Pontifax conversion of portion of debt principal into common stock	99,416
Deferred issuance cost reclassified to additional paid-in capital		53	20,208	60
Declaration of Series D preferred stock for stock dividend				43
Redemption liability for Series D preferred stock		43	43
Public offering costs included in accounts payable	123,689
B. Riley Sales Agreement
Financing activities:
Stock issuance costs associated		$ (2,288)	(93,011)	$ (2,533)
Public Offering
Financing activities:
Stock issuance costs associated	$ (8,992)		(834,061)
Pre-funded warrants
Financing activities:
Proceeds from the exercise of pre-funded warrants			$ 3,299